Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2024	2023
Flat-Roll raw material	$85,483	$63,113
Flat-Roll finished goods	17,030	13,082
Tubular raw material	4,185	5,193
Tubular finished goods	9,106	4,858
	$115,804	$86,246

Property, Plant and Equipment [Table Text Block]
Buildings (in years)	20 to 40
Machinery and equipment (in years)	10 to 35
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15